RELATED PARTY TRANSACTIONS - Significant related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties:			¥ 64,175
Haode Group Inc. ("Haode Group")
Related Party Transaction [Line Items]
Cash payment to individual on behalf of related parties	$ 20,000	¥ 139,236
Borgward
Related Party Transaction [Line Items]
Amounts due to related parties:			45,000
Beijing QWOM Digital Technology Co., Ltd. ("QWOM")
Related Party Transaction [Line Items]
Amounts due to related parties:			17,091
UCAR Inc. ("UCAR")
Related Party Transaction [Line Items]
Amounts due to related parties:			2,084
Cash paid to | Haode Group Inc. ("Haode Group")
Related Party Transaction [Line Items]
Amount of transactions			306,319
Cash received from:
Related Party Transaction [Line Items]
Amount of transactions			351,319
Cash received from: | Haode Investment Inc. ("Haode Investment")
Related Party Transaction [Line Items]
Amount of transactions			306,319
Cash received from: | Borgward
Related Party Transaction [Line Items]
Amount of transactions			45,000
Services received from:
Related Party Transaction [Line Items]
Amount of transactions	5,403	35,254	65,940	¥ 46,106
Services received from: | Beijing QWOM Digital Technology Co., Ltd. ("QWOM")
Related Party Transaction [Line Items]
Amount of transactions	4,432	28,920	60,391	42,927
Services received from: | UCAR Inc. ("UCAR")
Related Party Transaction [Line Items]
Amount of transactions	971	6,334	5,549	3,179
Repayments of loans to:
Related Party Transaction [Line Items]
Amount of transactions				60,000
Repayments of loans to: | Ms. Jenny Zhiya Qian
Related Party Transaction [Line Items]
Amount of transactions				50,000
Repayments of loans to: | Mr. Min Chen
Related Party Transaction [Line Items]
Amount of transactions				10,000
Loan provided to: | Haode Group Inc. ("Haode Group")
Related Party Transaction [Line Items]
Amount of transactions				¥ 147,559
Repayments of loans from: | Haode Group Inc. ("Haode Group")
Related Party Transaction [Line Items]
Amount of transactions			147,559
Goods supplied to: | UCAR Inc. ("UCAR")
Related Party Transaction [Line Items]
Amount of transactions			¥ 80
Agreement of payment for leasehold improvement of sublet rental office to: | UCAR Inc. ("UCAR")
Related Party Transaction [Line Items]
Amount of transactions	5,609	36,599
Trust investments
Related Party Transaction [Line Items]
Amount of transactions	174,712	1,140,000
Trust investments | Xiamen Trust
Related Party Transaction [Line Items]
Amount of transactions	90,421	590,000
Trust investments | Yunnan Trust
Related Party Transaction [Line Items]
Amount of transactions	$ 84,291	¥ 550,000